Financial Instruments carried at Fair Value	3 Months Ended
Jun. 30, 2018
Financial Instruments carried at Fair Value [Abstract]
Disclosure of fair value of financial instruments [text block]

Financial Instruments carried at Fair Value

Fair Value Hierarchy

The financial instruments carried at fair value have been categorized under the three levels of the IFRS fair value hierarchy as follows:

Level 1 – Instruments valued using quoted prices in active markets are instruments where the fair value can be determined directly from prices which are quoted in active, liquid markets and where the instrument observed in the market is representative of that being priced in the Group’s inventory.

These include: government bonds, exchange-traded derivatives and equity securities traded on active, liquid exchanges.

Level 2 – Instruments valued with valuation techniques using observable market data are instruments where the fair value can be determined by reference to similar instruments trading in active markets, or where a technique is used to derive the valuation but where all inputs to that technique are observable.

These include: many OTC derivatives; many investment-grade listed credit bonds; some CDS; many collateralized debt obligations (CDO); and many less-liquid equities.

Level 3 – Instruments valued using valuation techniques using market data which is not directly observable are instruments where the fair value cannot be determined directly by reference to market-observable information, and some other pricing technique must be employed. Instruments classified in this category have an element which is unobservable and which has a significant impact on the fair value.

These include: more-complex OTC derivatives; distressed debt; highly-structured bonds; illiquid asset-backed securities (ABS); illiquid CDO’s (cash and synthetic); monoline exposures; some private equity placements; many commercial real estate (CRE) loans; illiquid loans; and some municipal bonds.

Carrying value of the financial instruments held at fair value[1]

	Jun 30, 2018			Dec 31, 2017
in € m.	Quoted prices in active market (Level 1)	Valuation technique observable parameters (Level 2)	Valuation technique unobservable parameters (Level 3)	Quoted prices in active market (Level 1)	Valuation technique observable parameters (Level 2)	Valuation technique unobservable parameters (Level 3)
Financial assets held at fair value:
Trading assets	89,787	61,833	9,027	106,075	69,543	9,043
Trading securities	89,494	55,426	3,891	105,792	62,770	4,634
Other trading assets	292	6,407	5,136	283	6,773	4,409
Positive market values from derivative financial instruments	8,342	331,270	7,970	12,280	341,413	7,340
Non-trading financial assets mandatory at fair value through profit or loss	10,764	77,707	4,899	N/A	N/A	N/A
Financial assets designated at fair value through profit or loss	97	560	17	6,547	83,242	1,488
Financial assets mandatory at fair value through OCI	27,190	21,516	106	N/A	N/A	N/A
Financial assets available for sale	N/A	N/A	N/A	29,579	15,713	4,104
Other financial assets at fair value	79	2,589 [2]	216 [3]	0	3,258 [2]	47 [3]
Total financial assets held at fair value	136,257	495,474	22,235	154,480	513,169	22,022

Financial liabilities held at fair value:
Trading liabilities	42,783	17,807	121	53,644	17,817	2
Trading securities	42,780	17,083	121	53,644	17,503	2
Other trading liabilities	4	725	0	0	314	0
Negative market values from derivative financial instruments	8,318	318,745	6,312	9,163	327,572	5,992
Financial liabilities designated at fair value through profit or loss	0	38,592	1,329	4	62,426	1,444
Investment contract liabilities	0	560	0	0	574	0
Other financial liabilities at fair value	41	2,523 [2]	(476)[3]	0	1,294 [2]	(298)[3]
Total financial liabilities held at fair value	51,143	378,226	7,286	62,810	409,683	7,139

[1]Amounts in this table are generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments, as described in Note 1 “Significant Accounting Policies and Critical Accounting Estimates” of the Annual Report 2017.

[2]Predominantly relates to derivatives qualifying for hedge accounting.

[3]Relates to derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated. The separated embedded derivatives may have a positive or a negative fair value but have been presented in this table to be consistent with the classification of the host contract. The separated embedded derivatives are held at fair value on a recurring basis and have been split between the fair value hierarchy classifications.

In 2018, there were transfers of € 1.5 billion from Level 1 to Level 2 on trading securities based on liquidity testing procedures.

Valuation Techniques

The following is an explanation of the valuation techniques used in establishing the fair value of the different types of financial instruments that the Group trades.

Sovereign, Quasi-sovereign and Corporate Debt and Equity Securities – Where there are no recent transactions then fair value may be determined from the last market price adjusted for all changes in risks and information since that date. Where a close proxy instrument is quoted in an active market then fair value is determined by adjusting the proxy value for differences in the risk profile of the instruments. Where close proxies are not available then fair value is estimated using more complex modeling techniques. These techniques include discounted cash flow models using current market rates for credit, interest, liquidity and other risks. For equity securities modeling techniques may also include those based on earnings multiples.

Mortgage- and Other Asset-Backed Securities (MBS/ABS) include residential and commercial MBS and other ABS including CDOs. ABS have specific characteristics as they have different underlying assets and the issuing entities have different capital structures. The complexity increases further where the underlying assets are themselves ABS, as is the case with many of the CDO instruments.

Where no reliable external pricing is available, ABS are valued, where applicable, using either relative value analysis which is performed based on similar transactions observable in the market, or industry standard valuation models incorporating available observable inputs. The industry standard external models calculate principal and interest payments for a given deal based on assumptions that can be independently price tested. The inputs include prepayment speeds, loss assumptions (timing and severity) and a discount rate (spread, yield or discount margin). These inputs/assumptions are derived from actual transactions, external market research and market indices where appropriate.

Loans – For certain loans fair value may be determined from the market price on a recently occurring transaction adjusted for all changes in risks and information since that transaction date. Where there are no recent market transactions then broker quotes, consensus pricing, proxy instruments or discounted cash flow models are used to determine fair value. Discounted cash flow models incorporate parameter inputs for credit risk, interest rate risk, foreign exchange risk, loss given default estimates and amounts utilized given default, as appropriate. Credit risk, loss given default and utilization given default parameters are determined using information from the loan or CDS markets, where available and appropriate.

Leveraged loans can have transaction-specific characteristics which can limit the relevance of market-observed transactions. Where similar transactions exist for which observable quotes are available from external pricing services then this information is used with appropriate adjustments to reflect the transaction differences. When no similar transactions exist, a discounted cash flow valuation technique is used with credit spreads derived from the appropriate leveraged loan index, incorporating the industry classification, subordination of the loan, and any other relevant information on the loan and loan counterparty.

Over-The-Counter Derivative Financial Instruments – Market standard transactions in liquid trading markets, such as interest rate swaps, foreign exchange forward and option contracts in G7 currencies, and equity swap and option contracts on listed securities or indices are valued using market standard models and quoted parameter inputs. Parameter inputs are obtained from pricing services, consensus pricing services and recently occurring transactions in active markets wherever possible.

More complex instruments are modeled using more sophisticated modeling techniques specific for the instrument and are calibrated to available market prices. Where the model output value does not calibrate to a relevant market reference then valuation adjustments are made to the model output value to adjust for any difference. In less active markets, data is obtained from less frequent market transactions, broker quotes and through extrapolation and interpolation techniques. Where observable prices or inputs are not available, management judgment is required to determine fair values by assessing other relevant sources of information such as historical data, fundamental analysis of the economics of the transaction and proxy information from similar transactions.

Financial Liabilities Designated at Fair Value through Profit or Loss under the Fair Value Option – The fair value of financial liabilities designated at fair value through profit or loss under the fair value option incorporates all market risk factors including a measure of the Group’s credit risk relevant for that financial liability. The financial liabilities include structured note issuances, structured deposits, and other structured securities issued by consolidated vehicles, which may not be quoted in an active market. The fair value of these financial liabilities is determined by discounting the contractual cash flows using the relevant credit-adjusted yield curve. The market risk parameters are valued consistently to similar instruments held as assets, for example, any derivatives embedded within the structured notes are valued using the same methodology discussed in the “Over-The-Counter Derivative Financial Instruments” section above.

Where the financial liabilities designated at fair value through profit or loss under the fair value option are collateralized, such as securities loaned and securities sold under repurchase agreements, the credit enhancement is factored into the fair valuation of the liability.

Investment Contract Liabilities – Assets which are linked to the investment contract liabilities are owned by the Group. The investment contract obliges the Group to use these assets to settle these liabilities. Therefore, the fair value of investment contract liabilities is determined by the fair value of the underlying assets (i.e., amount payable on surrender of the policies).

Analysis of Financial Instruments with Fair Value Derived from Valuation
Techniques Containing Significant Unobservable Parameters (Level 3)

Some of the instruments in level 3 of the fair value hierarchy have identical or similar offsetting exposures to the unobservable input. However, according to IFRS they are required to be presented as gross assets and liabilities.

Trading Securities – Certain illiquid emerging market corporate bonds and illiquid highly structured corporate bonds are included in this level of the hierarchy. In addition, some of the holdings of notes issued by securitization entities, commercial and residential MBS, collateralized debt obligation securities and other ABS are reported here. The decrease in the period was mainly due to sales and settlements offset by purchase, gains and transfers between levels 2 and 3.

Positive and Negative Market Values from Derivative Instruments categorized in this level of the fair value hierarchy are valued based on one or more significant unobservable parameters. The unobservable parameters may include certain correlations, certain longer-term volatilities, certain prepayment rates, credit spreads and other transaction-specific parameters.

Level 3 derivatives include certain options where the volatility is unobservable; certain basket options in which the correlations between the referenced underlying assets are unobservable; longer-term interest rate option derivatives; multi-currency foreign exchange derivatives; and certain credit default swaps for which the credit spread is not observable. The increase in the period is driven by gains, transfers between level 2 and 3 and settlements.

Other Trading Instruments classified in level 3 of the fair value hierarchy mainly consist of traded loans valued using valuation models based on one or more significant unobservable parameters. Level 3 loans comprise illiquid leveraged loans and illiquid residential and commercial mortgage loans. The increase in the period refers to purchases, issuances, gains and transfers between level 2 and 3 offset by sales and settlements.

Non trading financial Assets mandatory at Fair Value through Profit or Loss (2018) classified in level 3 of fair value hierarchy consist of financial instruments included in other business model originated, acquired principally for the purpose of selling or repurchasing them in near future and unlisted equity instruments where there is no close proxy and the market is very illiquid. Additionally this classification includes any instrument for which the contractual cash flow characteristics are not SPPI. The increase in the period is driven by purchases and gains offset by sales and settlements and transfers between level 2 and 3.

Financial Assets/Liabilities designated at Fair Value through Profit or Loss – Certain corporate loans and structured liabilities which were designated at fair value through profit or loss under the fair value option are categorized in this level of the fair value hierarchy. The corporate loans are valued using valuation techniques which incorporate observable credit spreads, recovery rates and unobservable utilization parameters. Revolving loan facilities are reported in the third level of the hierarchy because the utilization in the event of the default parameter is significant and unobservable.

In addition, certain hybrid debt issuances designated at fair value through profit or loss containing embedded derivatives are valued based on significant unobservable parameters. These unobservable parameters include single stock volatility correlations. The decrease in assets during the period is due to settlements, transfers between level 2 and 3 and losses. Liabilities decreased due transfers between levels 2 and 3 settlements and gains offset by issuance.

Financial assets mandatorily at fair value through OCI (2018) / Financial Assets Available for Sale (2017) include non-performing loan portfolios where there is no trading intent and the market is very illiquid. Assets decreased due to transfers between levels 2 and 3, sales, settlements and losses offset by purchases.

Reconciliation of financial instruments classified in Level 3

									Jun 30, 2018
in € m.	Balance, beginning of year	Changes in the group of consoli- dated com- panies	Total gains/ losses [1]	Purchases	Sales	Issu- ances [2]	Settle- ments [3]	Transfers into Level 3 [4]	Transfers out of Level 3 [4]	Balance, end of period
Financial assets held at fair value:
Trading securities	4,148	0	19	1,228	(1,437)	0	(318)	1,087	(835)	3,891
Positive market values from derivative finan- cial instruments	7,340	0	471	0	0	0	9	1,521	(1,371)	7,970
Other trading assets	4,426	0	117	606	(921)	940	(402)	603	(234)	5,136
Non-trading financial assets mandatory at fair value through profit or loss	4,573	0	207	1,413	(414)	1	(780)	247	(348)	4,899
Financial assets designated at fair value through profit or loss	91	0	(49)	0	0	0	(23)	0	(2)	17
Financial assets mandatory at fair value through OCI	231	0	(2)[5]	71	(25)	0	(7)	3	(165)	106
Other financial assets at fair value	47	0	(3)	0	0	0	(9)	212	(32)	216
Total financial assets held at fair value	20,855 [8]	0	761 [6,7]	3,319	(2,796)	941	(1,530)	3,672	(2,987)	22,235
Financial liabilities held at fair value:
Trading securities	2	0	1	0	0	0	0	120	(1)	121
Negative market values from derivative financial instruments	5,992	0	407	0	0	0	23	1,073	(1,182)	6,312
Other trading liabilities	0	0	0	0	0	0	0	0	0	0
Financial liabilities designated at fair value through profit or loss	1,444	0	(187)	0	0	309	(107)	17	(146)	1,329
Other financial liabilities at fair value	(298)	0	(204)	0	0	0	4	60	(39)	(476)
Total financial liabilities held at fair value	7,139	0	16 [6,7]	0	0	309	(80)	1,269	(1,368)	7,286

[1]Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the consolidated statement of income. The balance also includes net gains (losses) on financial assets available for sale reported in the consolidated statement of income and unrealized net gains (losses) on financial assets available for sale and exchange rate changes reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in level 1 or level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within level 3 of the fair value hierarchy; the gains and losses presented below are attributable to movements in both the observable and unobservable parameters.

[2]Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower.

[3]Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes principal on maturity, principal amortizations and principal repayments. For derivatives all cash flows are presented in settlements.

[4]Transfers in and transfers out of level 3 are related to changes in observability of input parameters. During the period they are recorded at their fair value at the beginning of year. For instruments transferred into level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly for instruments transferred out of level 3 the table does not show any gains or losses or cash flows on the instruments during the period since the table is presented as if they have been transferred out at the beginning of the year.

[5] Total gains and losses on financial assets mandatory at fair value through OCI include a loss of € 6 million recognized in other comprehensive income, net of tax and a loss of € 3 million recognized in the income statement presented in net gains (losses).

[6]This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a gain of € 73 million and for total financial liabilities held at fair value this is a loss of € 19 million. The effect of exchange rate changes is reported in accumulated other comprehensive income, net of tax.

[7] For assets, positive balances represent gains, negative balances represent losses. For liabilities, positive balances represent losses, negative balances represent gains.

[8] Opening balance have been restated due to reassessment of trades due to IFRS 9.

									Jun 30, 2017
in € m.	Balance, beginning of year	Changes in the group of consoli- dated com- panies	Total gains/ losses [1]	Purchases	Sales	Issu- ances [2]	Settle- ments [3]	Transfers into Level 3 [4]	Transfers out of Level 3 [4]	Balance, end of period
Financial assets held at fair value:
Trading securities	5,012	0	(24)	843	(1,176)	0	(229)	1,162	(752)	4,836
Positive market values from derivative finan- cial instruments	9,798	0	(638)	0	0	0	(645)	2,204	(2,498)	8,221
Other trading assets	5,674	(7)	(317)	924	(1,734)	261	(622)	584	(569)	4,194
Financial assets designated at fair value through profit or loss	1,601	0	(62)	88	(76)	71	(318)	117	(256)	1,166
Financial assets available for sale	4,153	(2)	121 [5]	93	(61)	0	(537)	208	(25)	3,950
Other financial assets at fair value	33	0	(2)	0	0	0	(14)	0	0	18
Total financial assets held at fair value	26,271	(8)	(921)[6,7]	1,948	(3,048)	332	(2,364)	4,274	(4,100)	22,384
Financial liabilities held at fair value:
Trading securities	52	0	(3)	0	0	0	(44)	0	0	5
Negative market values from derivative financial instruments	8,857	0	(544)	0	0	0	(444)	844	(1,697)	7,016
Other trading liabilities	0	0	0	0	0	0	0	0	0	0
Financial liabilities designated at fair value through profit or loss	2,229	(7)	(36)	0	0	119	(102)	70	(370)	1,904
Other financial liabilities at fair value	(848)	0	140	0	0	0	36	(18)	54	(636)
Total financial liabilities held at fair value	10,290	(7)	(442)[6,7]	0	0	119	(554)	897	(2,013)	8,289

[1] Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the consolidated statement of income. The balance also includes net gains (losses) on financial assets available for sale reported in the consolidated statement of income and unrealized net gains (losses) on financial assets available for sale and exchange rate changes reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in level 1 or level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within level 3 of the fair value hierarchy; the gains and losses presented below are attributable to movements in both the observable and unobservable parameters.

[2] Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower.

[3]Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes principal on maturity, principal amortizations and principal repayments. For derivatives all cash flows are presented in settlements.

[4]Transfers in and transfers out of level 3 are related to changes in observability of input parameters. During the period they are recorded at their fair value at the beginning of year. For instruments transferred into level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly for instruments transferred out of level 3 the table does not show any gains or losses or cash flows on the instruments during the period since the table is presented as if they have been transferred out at the beginning of the year.

[5]Total gains and losses on financial assets available for sale include a gain of € 26 million recognized in other comprehensive income, net of tax, and a gain of € 23 million recognized in the income statement presented in net gains (losses) on financial assets available for sale.

[6] This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a loss of € 327 million and for total financial liabilities held at fair value this is a gain of € 75 million. The effect of exchange rate changes is reported in accumulated other comprehensive income, net of tax.

[7]For assets, positive balances represent gains, negative balances represent losses. For liabilities, positive balances represent losses, negative balances represent gains.

Sensitivity Analysis of Unobservable Parameters

Where the value of financial instruments is dependent on unobservable parameter inputs, the precise level for these parameters at the balance sheet date might be drawn from a range of reasonably possible alternatives. In preparing the financial statements, appropriate levels for these unobservable input parameters are chosen so that they are consistent with prevailing market evidence and in line with the Group’s approach to valuation control detailed above. Were the Group to have marked the financial instruments concerned using parameter values drawn from the extremes of the ranges of reasonably possible alternatives, then as of June 30, 2018 it could have increased fair value by as much as € 1.5 billion or decreased fair value by as much as € 847 million. As of December 31, 2017 it could have increased fair value by as much as € 1.6 billion or decreased fair value by as much as € 1.0 billion.

The changes in sensitive amounts from December 31, 2017 to June 30, 2018 are therefore a reduction in positive fair value movement of € 34 million, and a reduction in negative fair value movement of € 153 million. The reductions in positive and negative fair value movements run contrary to the actual increase in Group Level 3 assets in the period, from € 22.0 billion at December 31, 2017 to € 22.2 billion at June 30, 2018, whereas Group Level 3 liabilities increased marginally from € 7.1 billion at December 31, 2017 to € 7.3 billion at June 30, 2018. The contrary direction of reductions in positive and negative fair value movements versus increasing Group Level 3 year to date remains primarily driven by changes to the underlying Level 3 population as a result of IFRS 9 implementation in the first quarter of 2018. A significant subset of positions which moved from fair value through profit and loss to amortized cost due to IFRS 9 were non-performing loans, which had previously contributed materially to both the positive and negative fair value movement totals given the material valuation uncertainty associated with such assets. Further idiosyncratic factors, across a number of trades, results in the reduction in positive fair value movement being proportionally smaller than the reduction in negative fair value movement, these factors include refinements to certain trade specific methodologies.

Our sensitivity calculation of unobservable parameters for Level 3 aligns to the approach used to assess valuation uncertainty for Prudent Valuation purposes. Prudent Valuation is a capital requirement for assets held at fair value. It provides a mechanism for quantifying and capitalizing valuation uncertainty in accordance with the European Commission Delegated Regulation (EU) 2016/101, which supplements Article 34 of Regulation (EU) No. 575/2013 (CRR), requiring institutions to apply a deduction from CET 1 the amount of any additional value adjustments on all assets measured at fair value calculated in accordance with Article 105(14). This utilizes exit price analysis performed for the relevant as-sets and liabilities in the Prudent Valuation assessment. The downside sensitivity may be limited in some cases where the fair value is already demonstrably prudent.

This disclosure is intended to illustrate the potential impact of the relative uncertainty in the fair value of financial instruments for which valuation is dependent on unobservable input parameters. However, it is unlikely in practice that all unobservable parameters would be simultaneously at the extremes of their ranges of reasonably possible alternatives. Hence, the estimates disclosed above are likely to be greater than the true uncertainty in fair value at the balance sheet date. Furthermore, the disclosure is neither predictive nor indicative of future movements in fair value.

For many of the financial instruments considered here, in particular derivatives, unobservable input parameters represent only a subset of the parameters required to price the financial instrument, the remainder being observable. Hence for these instruments the overall impact of moving the unobservable input parameters to the extremes of their ranges might be relatively small compared with the total fair value of the financial instrument. For other instruments, fair value is determined based on the price of the entire instrument, for example, by adjusting the fair value of a reasonable proxy instrument. In addition, all financial instruments are already carried at fair values which are inclusive of valuation adjustments for the cost to close out that instrument and hence already factor in uncertainty as it reflects itself in market pricing. Any negative impact of uncertainty calculated within this disclosure, then, will be over and above that already included in the fair value contained in the financial statements.

Breakdown of the sensitivity analysis by type of instrument[1]

	Jun 30, 2018		Dec 31, 2017
in € m.	Positive fair value movement from using reasonable possible alternatives	Negative fair value movement from using reasonable possible alternatives	Positive fair value movement from using reasonable possible alternatives	Negative fair value movement from using reasonable possible alternatives
Securities:
Debt securities	134	80	126	90
Commercial mortgage-backed securities	4	4	6	6
Mortgage and other asset-backed securities	29	27	26	28
Corporate, sovereign and other debt securities	101	49	94	56
Equity securities	71	52	95	67
Derivatives:
Credit	149	94	155	125
Equity	212	172	164	138
Interest related	286	153	340	173
Foreign exchange	53	12	65	12
Other	147	106	106	73
Loans:
Loans	472	179	504	320
Loan commitments	0	0	0	0
Other	0	0	0	0
Total	1,522	847	1,556	999

[1]Where the exposure to an unobservable parameter is offset across different instruments then only the net impact is disclosed in the table.

Quantitative Information about the Sensitivity of Significant Unobservable
Inputs

The behavior of the unobservable parameters on Level 3 fair value measurement is not necessarily independent, and dynamic relationships often exist between the other unobservable parameters and the observable parameters. Such relationships, where material to the fair value of a given instrument, are explicitly captured via correlation parameters, or are otherwise controlled via pricing models or valuation techniques. Frequently, where a valuation technique utilizes more than one input, the choice of a certain input will bound the range of possible values for other inputs. In addition, broader market factors (such as interest rates, equity, credit or commodity indices or foreign exchange rates) can also have effects.

The range of values shown below represents the highest and lowest inputs used to value the significant exposures within Level 3. The diversity of financial instruments that make up the disclosure is significant and therefore the ranges of certain parameters can be large. For example, the range of credit spreads on mortgage backed securities represents performing, more liquid positions with lower spreads than the less liquid, non-performing positions which will have higher credit spreads. As Level 3 contains the less liquid fair value instruments, the wide ranges of parameters seen is to be expected, as there is a high degree of pricing differentiation within each exposure type to capture the relevant market dynamics. There follows a brief description of each of the principle parameter types, along with a commentary on significant interrelationships between them.

Credit Parameters are used to assess the creditworthiness of an exposure, by enabling the probability of default and resulting losses of a default to be represented. The credit spread is the primary reflection of creditworthiness, and represents the premium or yield return above the benchmark reference instrument (typically LIBOR, or relevant Treasury Instrument, depending upon the asset being assessed), that a bond holder would require to allow for the credit quality difference between that entity and the reference benchmark. Higher credit spreads will indicate lower credit quality, and lead to a lower value for a given bond, or other loan-asset that is to be repaid to the Bank by the borrower. Recovery Rates represent an estimate of the amount a lender would receive in the case of a default of a loan, or a bond holder would receive in the case of default of the bond. Higher recovery rates will give a higher valuation for a given bond position, if other parameters are held constant. Constant Default Rate (CDR) and Constant Prepayment Rate (CPR) allow more complex loan and debt assets to be assessed, as these parameters estimate the ongoing defaults arising on scheduled repayments and coupons, or whether the borrower is making additional (usually voluntary) prepayments. These parameters are particularly relevant when forming a fair value opinion for mortgage or other types of lending, where repayments are delivered by the borrower through time, or where the borrower may pre-pay the loan (seen for example in some residential mortgages). Higher CDR will lead to lower valuation of a given loan or mortgage as the lender will ultimately receive less cash.

Interest rates, credit spreads, inflation rates, foreign exchange rates and equity prices are referenced in some option instruments, or other complex derivatives, where the payoff a holder of the derivative will receive is dependent upon the behavior of these underlying references through time. Volatility parameters describe key attributes of option behavior by enabling the variability of returns of the underlying instrument to be assessed. This volatility is a measure of probability, with higher volatilities denoting higher probabilities of a particular outcome occurring. The underlying references (interest rates, credit spreads etc.) have an effect on the valuation of options, by describing the size of the return that can be expected from the option. Therefore the value of a given option is dependent upon the value of the underlying instrument, and the volatility of that instrument, representing the size of the payoff, and the probability of that payoff occurring. Where volatilities are high, the option holder will see a higher option value as there is greater probability of positive returns. A higher option value will also occur where the payoff described by the option is significant.

Correlations are used to describe influential relationships between underlying references where a derivative or other instrument has more than one underlying reference. Behind some of these relationships, for example commodity correlation and interest rate-foreign exchange correlations, typically lie macroeconomic factors such as the impact of global demand on groups of commodities, or the pricing parity effect of interest rates on foreign exchange rates. More specific relationships can exist between credit references or equity stocks in the case of credit derivatives and equity basket derivatives, for example. Credit correlations are used to estimate the relationship between the credit performance of a range of credit names, and stock correlations are used to estimate the relationship between the returns of a range of equities. A derivative with a correlation exposure will be either long- or short-correlation. A high correlation suggests a strong relationship between the underlying references is in force, and this will lead to an increase in value of a long-correlation derivative. Negative correlations suggest that the relationship between underlying references is opposing, i.e., an increase in price of one underlying reference will lead to a reduction in the price of the other.

An EBITDA (‘earnings before interest, tax, depreciation and amortization’) multiple approach can be used in the valuation of less liquid securities. Under this approach the enterprise value (‘EV’) of an entity can be estimated via identifying the ratio of the EV to EBITDA of a comparable observable entity and applying this ratio to the EBITDA of the entity for which a valuation is being estimated. Under this approach a liquidity adjustment is often applied due to the difference in liquidity between the generally listed comparable used and the company under valuation. A higher EV/EBITDA multiple will result in a higher fair value.

Financial instruments classified in Level 3 and quantitative information about unobservable inputs

	Jun 30, 2018
	Fair value
in € m. (unless stated otherwise)	Assets	Liabilities	Valuation technique(s)[1]	Significant unobservable input(s) (Level 3)	Range
Financial instruments held at fair value – held for trading, mandatory at fair value, designated at fair value, mandatory at fair value through OCI, designated at fair value through OCI:
Mortgage- and other asset-backed securities held for trading:
Commercial mortgage-backed securities	57	0	Price based	Price	0%	101%
			Discounted cash flow	Credit spread (bps)	142	1,712
Mortgage- and other asset-backed securities	495	0	Price based	Price	0%	101%
			Discounted cash flow	Credit spread (bps)	32	1,500
				Recovery rate	0%	100%
				Constant default rate	0%	20%
				Constant prepayment rate	0%	30%
Total mortgage- and other asset-backed securities	552	0
Debt securities and other debt obligations	3,454	1,196	Price based	Price	0%	129%
Held for trading	3,042	0	Discounted cash flow	Credit spread (bps)	33	334
Corporate, sovereign and other debt securities	3,042
Non-trading financial assets mandatory at fair value through profit or loss	335
Designated at fair value through profit or loss	0	1,196
Mandatory at fair value through OCI	76
Equity securities	1,447	121	Market approach	Price per net asset value	70%	100%
Held for trading	297	121		Enterprise value/EBITDA (multiple)	6	17
Non-trading financial assets mandatory at fair value through profit or loss	1,150		Discounted cash flow	Weighted average cost capital	7%	20%
Loans	6,414	0	Price based	Price	0%	102%
Held for trading	5,067	0	Discounted cash flow	Credit spread (bps)	195	575
Non-trading financial assets mandatory at fair value through profit or loss	1,318			Constant default rate	–	–
Designated at fair value through profit or loss	0	0		Recovery rate	40%	40%
Mandatory at fair value through OCI	30
Loan commitments	0	0	Discounted cash flow	Credit spread (bps)	1	786
				Recovery rate	25%	75%
			Loan pricing model	Utilization	0%	100%
Other financial instruments	2,186 [2]	133 [3]	Discounted cash flow	IRR	8%	46%
				Repo rate (bps.)	80	261
Total non-derivative financial instruments held at fair value	14,053	1,450

[1] Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position.

[2] Other financial assets include € 69 million of other trading assets, € 2.1 billion of other financial assets mandatory at fair value and € 17 million other financial assets designated at fair value.

[3]Other financial liabilities include € 133 million of securities sold under repurchase agreements designated at fair value.

	Dec 31, 2017
	Fair value
in € m. (unless stated otherwise)	Assets	Liabilities	Valuation technique(s)[1]	Significant unobservable input(s) (Level 3)		Range
Financial instruments held at fair value – held for trading, mandatory at fair value, designated at fair value, mandatory at fair value through OCI, designated at fair value through OCI:
Mortgage- and other asset-backed securities held for trading:
Commercial mortgage-backed securities	79	0	Price based	Price	0%	102%
			Discounted cash flow	Credit spread (bps)	136	2,217
Mortgage- and other asset-backed securities	714	0	Price based	Price	0%	102%
			Discounted cash flow	Credit spread (bps)	12	2,000
				Recovery rate	0%	90%
				Constant default rate	0%	25%
				Constant prepayment rate	0%	29%
Total mortgage- and other asset-backed securities	793	0
Debt securities and other debt obligations	3,870	1,307	Price based	Price	0%	176%
Held for trading	3,559	2	Discounted cash flow	Credit spread (bps)	34	500
Corporate, sovereign and other debt securities	3,559
Designated at fair value	44	1,305
Available-for-sale	267
Equity securities	913	0	Market approach	Price per net asset value	60%	100%
Held for trading	282	0		Enterprise value/EBITDA (multiple)	1	14
Designated at fair value through profit or loss	151		Discounted cash flow	Weighted average cost capital	8%	20%
Available-for-sale	480
Loans	7,397	0	Price based	Price	0%	161%
Held for trading	4,376	0	Discounted cash flow	Credit spread (bps)	190	1,578
Designated at fair value through profit or loss	338	0		Constant default rate	–	–
Available-for-sale	2,684			Recovery rate	40%	40%
Loan commitments	0	8	Discounted cash flow	Credit spread (bps)	5	261
				Recovery rate	37%	75%
			Loan pricing model	Utilization	0%	100%
Other financial instruments	1,710 [2]	131 [3]	Discounted cash flow	IRR	1%	24%
				Repo rate (bps.)	224	254
Total non-derivative financial instruments held at fair value	14,683	1,446

[1] Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position.

[2] Other financial assets include € 34 million of other trading assets, € 956 million of other financial assets designated at fair value and € 674 million other financial assets available for sale.

[3]Other financial liabilities include € 131 million of securities sold under repurchase agreements designated at fair value.

.

	Jun 30, 2018
	Fair value
in € m. (unless stated otherwise)	Assets	Liabilities	Valuation technique(s)	Significant unobservable input(s) (Level 3)	Range
Financial instruments held at fair value:
Market values from derivative financial instruments:
Interest rate derivatives	4,368	2,858	Discounted cash flow	Swap rate (bps)	(64)	860
				Inflation swap rate	1%	2%
				Constant default rate	0%	17%
				Constant prepayment rate	1%	39%
			Option pricing model	Inflation volatility	0%	9%
				Interest rate volatility	0%	26%
				IR - IR correlation	(25) %	99%
				Hybrid correlation	(85) %	85%
Credit derivatives	719	806	Discounted cash flow	Credit spread (bps)	0	2,005
				Recovery rate	0%	4600%
			Correlation pricing model	Credit correlation	36%	70%
Equity derivatives	1,099	1,522	Option pricing model	Stock volatility	5%	84%
				Index volatility	12%	63%
				Index - index correlation	0%	0%
				Stock - stock correlation	2%	84%
				Stock Forwards	0%	11%
				Index Forwards	0%	5%
FX derivatives	938	900	Option pricing model	Volatility	(5) %	25%
Other derivatives	1,058	(250)[1]	Discounted cash flow	Credit spread (bps)	–	–
			Option pricing model	Index volatility	15%	82%
				Commodity correlation	(25) %	86%
Total market values from derivative financial instruments	8,182	5,836

[1]Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated.

	Dec 31, 2017
	Fair value
in € m. (unless stated otherwise)	Assets	Liabilities	Valuation technique(s)	Significant unobservable input(s) (Level 3)	Range
Financial instruments held at fair value:
Market values from derivative financial instruments:
Interest rate derivatives	4,466	2,250	Discounted cash flow	Swap rate (bps)	(72)	1,036
				Inflation swap rate	(3) %	11%
				Constant default rate	0%	16%
				Constant prepayment rate	2%	38%
			Option pricing model	Inflation volatility	0%	5%
				Interest rate volatility	0%	103%
				IR - IR correlation	(25) %	100%
				Hybrid correlation	(85) %	90%
Credit derivatives	630	909	Discounted cash flow	Credit spread (bps)	0	17,957
				Recovery rate	0%	94%
			Correlation pricing model	Credit correlation	37%	90%
Equity derivatives	728	1,347	Option pricing model	Stock volatility	6%	90%
				Index volatility	7%	53%
				Index - index correlation	–	–
				Stock - stock correlation	2%	93%
				Stock Forwards	0%	7%
				Index Forwards	0%	95%
FX derivatives	1,113	1,058	Option pricing model	Volatility	(6) %	31%
Other derivatives	402	129 [1]	Discounted cash flow	Credit spread (bps)	–	–
			Option pricing model	Index volatility	0%	79%
				Commodity correlation	10%	75%
Total market values from derivative financial instruments	7,340	5,693

[1]Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated.

Unrealized Gains or Losses on Level 3 Instruments held or in Issue at the
Reporting Date

The unrealized gains or losses on Level 3 Instruments are not due solely to unobservable parameters. Many of the parameter inputs to the valuation of instruments in this level of the hierarchy are observable and the gain or loss is partly due to movements in these observable parameters over the period. Many of the positions in this level of the hierarchy are economically hedged by instruments which are categorized in other levels of the fair value hierarchy. The offsetting gains and losses that have been recorded on all such hedges are not included in the table below, which only shows the gains and losses related to the level 3 classified instruments themselves held at the reporting date in accordance with IFRS 13. The unrealized gains and losses on level 3 instruments are included in both net interest income and net gains on financial assets/liabilities at fair value through profit or loss in the consolidated income statement.

	Six months ended
in € m.	Jun 30, 2018	Jun 30, 2017
Financial assets held at fair value:
Trading securities	15	44
Positive market values from derivative financial instruments	676	(382)
Other trading assets	56	(48)
Non-trading financial assets mandatory at fair value through profit or loss	250	0
Financial assets designated at fair value through profit or loss	0	(42)
Financial assets mandatory at fair value through OCI	0	N/A
Financial assets available for sale	N/A	90
Other financial assets at fair value	0	(1)
Total financial assets held at fair value	997	(339)
Financial liabilities held at fair value:
Trading securities	(1)	2
Negative market values from derivative financial instruments	(603)	251
Other trading liabilities	0	0
Financial liabilities designated at fair value through profit or loss	189	(9)
Other financial liabilities at fair value	205	(143)
Total financial liabilities held at fair value	(209)	99
Total	788	(240)

Recognition of Trade Date Profit

If there are significant unobservable inputs used in a valuation technique, the financial instrument is recognized at the transaction price and any trade date profit is deferred. The table below presents the year-to-year movement of the trade date profits deferred due to significant unobservable parameters for financial instruments classified at fair value through profit or loss. The balance is predominantly related to derivative instruments.

in € m.	Jun 30, 2018	Jun 30, 2017
Balance, beginning of year	596	916
New trades during the period	128	116
Amortization	(87)	(164)
Matured trades	(70)	(65)
Subsequent move to observability	(49)	(69)
Exchange rate changes	1	0
Balance, end of period	520	734